Note 14 - Capital and Other Components of Equity - Unsecured Convertible Debentures (Details) - CAD ($) $ in Thousands								6 Months Ended	12 Months Ended
	Oct. 31, 2018	Aug. 21, 2018	Jun. 06, 2018	Mar. 27, 2018	Dec. 27, 2017	Aug. 15, 2017	Apr. 07, 2017	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Number of shares (in shares)	23,723	51,807	30,348	33,605	22,783	23,885	9,496	195,647
Amount	$ 40	$ 40	$ 40	$ 40	$ 40	$ 40	$ 17	$ 257	$ 120	$ 137